June 28, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Astro-Med, Inc.
Item 4.01 Form 8-K/A
(File No. 000-13200)

Ladies and Gentlemen:

        On behalf of  Astro-Med, Inc. (the "Company"), we submit herewith via EDGAR for filing with the Securities and Exchange
Commission (the "Commission"), the Company's amended current report on Form 8-K/A.  This 8-K/A is being filed in response to comments received from the Commission on June 24, 2005 regarding the Company's Form 8-K filed with the Commission on June 15, 2005
(the "Report").  In response to those comments, we have made the following changes:

o    Revised paragraph 2 of the Report to change the interim period from April 30, 2005 to June 9, 2005, the date of the
     Company's dismissal of Ernest and Young LLP ("EY").  Paragraph 2 now provides that during the two most fiscal years ended
     January 31, 2005 and 2004 and the subsequent interim period through June 9, 2005 (the date of dismissal) there were no disagreements with EY on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements would have caused EY to make reference to the subject matter of the disagreement in connection with its reports; and there were no reportable events described under Item 304(a)(1)(v) of Regulation S-K.;

o    Revised paragraph 4 of the Report to change the interim period from April 30.  2005 to June 9, 2005, the date of the
     Company's dismissal of EY.  Paragraph 4 now provides that during the two most recent fiscal years of the Company ended
     January 31, 2005 and 2004 and the interim period through June 9, 2005 (the date of dismissal), the Company did not consult with any other firms regarding any of the matters or events set forth in Item 304(a)(2)(i) and (ii) of Regulation S-K.

Attached to the report is a copy of an updated Exhibit 16 letter from EY relating to EY's agreement with the statements made in the
Company's Form 8-K/A

Please call the undersigned at (401) 274-2000 regarding this filing.

                                                                       Very truly yours,

                                                                       /s/ Margaret D. Farrell
                                                                       --------------------------
                                                                       Margaret D. Farrell
CCC/alq
Attachment
cc: Joseph P. O'Connell